CONVERTIBLE NOTE	9 Months Ended
Sep. 30, 2023
CONVERTIBLE NOTE
CONVERTIBLE NOTE

NOTE 6 — CONVERTIBLE NOTE

During the three months ended September 30, 2023, the Company received $375,000 from ConnectM in the form of convertible notes, with terms identical to those of the Working Capital Loans (Note 5) from the Sponsor. As of September 30, 2023, $375,000 was due to ConnectM, included in “Convertible Note” in the accompanying unaudited condensed consolidated balance sheet.

On November 13, 2023, the Company received an additional $70,000 from ConnectM in the form of convertible notes, with terms identical to those of the Working Capital Loans (Note 5) from the Sponsor.